Label	Element	Value
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Indexperts Yield Focused Fixed Income ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Indexperts Yield Focused Fixed Income ETF (the “Fund”) seeks current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the fee table or expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund seeks to achieve its investment objective by investing primarily in investment grade, fixed income securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset backed securities and preferred stocks.
The fixed income securities in which the Fund invests will typically be domestic investment grade (rated Baa2 or better by Moody’s Investors Services, Inc. (“Moody’s”) or rated BBB or better by Standard & Poor’s (“S&P”) and unrated securities considered by the Advisor to be of comparable credit quality).  The Fund will invest in these securities with the intention to buy and hold such securities to maturity.  The Fund may invest in fixed-income securities of any maturity or duration.  The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  The Fund may also invest in certain preferred stocks with yields comparable to bonds of similar credit quality.
The Fund will invest in fixed income securities that the Advisor believes will offer attractive cash flow and yield characteristics.  The Fund will invest in fixed income securities across various sectors.  The portfolio will primarily invest in corporate fixed income securities, but it may also hold U.S. Treasuries and preferred stocks based on the Advisor’s view of relative yield based on differences in credit quality in order to achieve some diversity in credit quality, maturity range, and expected duration. Relative yield refers to the typical yield spread differences between bonds with different credit quality and maturities, and the yield difference for the same company issuing both corporate debt and preferred stocks. As the spreads widen or narrow, the relative attractiveness of securities when compared to one another is a factor of consideration in portfolio composition decisions.
The Advisor analyzes fundamental and technical data for investment grade fixed income securities.  The approach screens eligible fixed income securities for credit rating, coupon, yield to worst, and maturity date.  Based upon these variables, weights are then assigned regarding target company and sector exposure. Management then uses the information generated to select fixed income securities that maximize cash flow and yield for the Fund based on current market conditions, the Fund’s current composition of fixed income securities with different credit quality, maturity, and duration, and the Advisor’s assessment of current and expected future fixed income market conditions.  given perceived risk characteristics of a given credit.
The Advisor will review the portfolio and prevailing market conditions at least monthly.  The Advisor may buy or sell a portfolio security as part of this monthly review, or when there is a  reconstitution of the underlying models used to inform security selection.  The models are reviewed for possible reconstitution on a quarterly basis. The Advisor may also sell a portfolio security other than as part of a reconstitution of the models if the Advisor believes there is a possibility or likelihood of a change in the credit quality of such portfolio security, or if there is a potential for negative change in the issuers financial health or future prospects. .
The fund seeks to maintain a 2-4% cash allocation at any given point as a buffer for any additional purchase opportunities that may arise.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Interim information on the Fund’s results can be obtained by visiting www.indexperts.com and/or https://etfpages.com/YFFI.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-773-3863
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.indexperts.com
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Conversely, as interest rates fall, the value of fixed income securities are likely to increase. A wide variety of market factors can cause interest rates to fluctuate, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall.Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fixed Income Risk. The Fund’s investments in fixed income securities will be subject to various risks including interest rate risk, credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. To the extent that a security is guaranteed by the U.S. Government or an U.S. government agency, such securities are only guaranteed with respect to the timely payment of interest and principal. The U.S. government, its agencies, authorities, and instrumentalities do not guarantee the market value of such obligation and, in fact, the market values of such obligations may fluctuate.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Credit/Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Model Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Model Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models and data been correct and complete. As a result, to the extent such models do not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, the historical data used may not accurately predict future market movement, and the Fund may lose value.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Financial Institution Failure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Financial Institution Failure Risk. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management, and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	New Fund Risk. The Fund is newly formed and has no history of operations as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | New Advisor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s NAV will also change daily in response to such factors.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes, such as the Fund.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund’s shares may not be developed or maintained.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.  Any absence of an active trading market, in turn, leads to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

o
Cash Transactions.  To the extent Creation Units are purchased [or redeemed] by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses.  These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Cash Transaction Risk.  Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the NAV, and the bid-ask spread could widen.

◾
To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

◾
The market price for Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

◾
When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

◾
In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.  This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines and penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 160

[1]	Estimated for the current fiscal year.